Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales of goods and services rendered	$ 887,138	$ 793,239	$ 933,178
Cost of goods sold and services rendered	(671,173)	(609,965)	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	68,589	16,195	63,220
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Margin on manufacturing and agricultural activities before operating expenses	286,379	198,560	238,523
General and administrative expenses	(57,202)	(56,080)	(57,299)
Selling expenses	(106,972)	(90,215)	(95,399)
Other operating income, net	(822)	104,232	43,763
Profit from operations	121,383	156,497	129,588
Finance income	9,908	8,581	11,744
Finance costs	(202,566)	(271,263)	(131,349)
Other financial results - Net gain of inflation effects on the monetary items	92,437	81,928	0
Financial results, net	(100,221)	(180,754)	(119,605)
Profit / (Loss) before income tax	21,162	(24,257)	9,983
Income tax (expense) / benefit	(20,820)	1,024	4,992
Profit / (Loss) for the year	342	(23,233)	14,975
Attributable to:
Equity holders of the parent	(772)	(24,622)	13,198
Non-controlling interest	$ 1,114	$ 1,389	$ 1,777
(Loss) / Earnings per share from operations attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ (0.007)	$ (0.211)	$ 0.109
Diluted earnings per share (USD per share)	$ (0.007)	$ (0.211)	$ 0.108